License, Research and Collaboration Agreements - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration agreement date					Oct. 14, 2016
Upfront fee					$ 500,000
Research and development	$ 3,670,000	$ 5,979,000	$ 10,498,000	$ 19,146,000	$ 22,449,000	$ 27,095,000
Adimab Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration agreement date			Oct. 16, 2014		Oct. 16, 2014
Future milestone payments	2,000,000		$ 2,000,000		$ 3,500,000
Research and development milestone payments		1,000,000		1,500,000	1,500,000	0
Milestone payments	0		0
Other License and Research Agreements
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Research and development	64,000.0	$ 79,000.0	200,000	$ 400,000	800,000	400,000
Cash payment for license agreement	63,000.0		200,000		800,000	600,000
Clinical and regulatory milestone payments	$ 500,000		$ 500,000		500,000
Horizon Transposase License Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Research and development					0	300,000
Horizon SSI License Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Research and development					$ 0	$ 300,000